UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
470,389	American Vanguard Corporation	$ 10,136,883	1.73%

Aircraft & Parts
341,500	Triumph Group, Inc.	8,076,475	1.38%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
535,790	Landec Corporation *	7,126,007	1.22%

Carpets & Rugs
448,510	Interface, Inc.	9,867,220	1.68%

Computer Communications Equipment
188,120	Electronics for Imaging, Inc. *	5,210,924	0.89%

Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	5,766,382	0.98%

Crude Petroleum & Natural Gas
1,113,840	Halcón Resources Corporation *	5,981,321
393,780	QEP Resources, Inc. *	4,796,240
143,600	SilverBow Resources, Inc. *	4,401,340
216,440	SM Energy Company	5,183,738
		20,362,639	3.48%

Deep Sea Foreign Transportation of Freight
227,192	SEACOR Holdings Inc. *	12,459,209	2.13%

Electronic Components & Accessories
563,229	Vishay Intertechnology Inc.	9,940,992	1.70%

Fabricated Plate Work (Boiler Shops)
500,000	Global Power Equipment Group Inc. *	1,225,000	0.21%

Fats & Oils
484,100	Darling Ingredients Inc. *	8,297,474	1.42%

Fire, Marine & Casualty Insurance
186,140	The Navigators Group, Inc.	10,516,910	1.80%

General Building Contractors - Nonresidential Buildings
460,230	Tutor Perini Corporation *	9,503,750	1.62%

Greeting Cards
252,233	CSS Industries Inc.	4,303,095	0.73%

Guided Missiles & Space Vehicles & Parts
312,004	Aerojet Rocketdyne Holdings, Inc. *	8,717,392	1.49%

Heavy Construction Other Than Building Construction - Contractors
1,742,696	Great Lakes Dredge & Dock Corporation *	8,016,402	1.37%

Household Furniture
341,513	Kimball International, Inc. - Class B	5,641,795	0.96%

Industrial Instruments for Measurement, Display, and Control
124,110	Esterline Technologies Corporation *	8,917,303	1.52%

Industrial Organic Chemicals
986,990	Nexeo Solutions, Inc. *	10,057,428	1.72%

Instruments for Measuring & Testing of Electricity & Electric Signals
181,967	Allied Motion Technologies, Inc.	7,255,024	1.24%

Life Insurance
114,789	Primerica, Inc.	11,105,836	1.90%

Metal Cans
329,860	Silgan Holdings Inc.	9,259,170	1.58%

Metal Forgings & Stampings
160,759	Materion Corp.	8,158,519	1.39%

Millwood, Veneer, Plywood, & Structural Wood Members
123,980	Masonite International Corporation *	7,525,586	1.28%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
84,686	Ciner Resources LP	2,246,720	0.38%

Miscellaneous Electrical Machinery, Equipment & Supplies
389,570	Atkore International Group Inc. *	6,922,659	1.18%

Motor Homes
198,530	Winnebago Industries, Inc.	7,524,287	1.28%

Motor Vehicle Parts & Accessories
390,510	Stoneridge, Inc. *	10,282,128	1.76%

Motors & Generators
106,400	Regal Beloit Corporation	7,575,680	1.29%

National Commercial Banks
100,191	Camden National Corporation	4,439,463
109,028	City Holding Company	7,804,224
296,324	CoBiz Financial Inc.	5,970,929
129,600	Community Bank System Inc.	7,290,000
312,970	First Financial Bancorp	9,686,422
68,874	Pinnacle Financial Partners, Inc.	4,411,380
		39,602,418	6.76%

Office Furniture (No Wood)
173,290	Steelcase Inc. - Class A	2,296,092	0.39%

Oil, Gas Field Services, NBC
539,760	Keane Group, Inc. *	8,393,268	1.43%

Operative Builders
342,090	M/I Homes, Inc. *	10,426,903	1.78%

Paints, Varnishes, Lacquers, Enamels & Allied Products
390,500	Ferro Corporation *	8,594,905	1.47%

Paper Mills
276,120	Orchids Paper Products Company *	1,687,093	0.29%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
478,520	Rayonier Advanced Materials Inc.	10,240,328	1.75%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
40,580	Rogers Corporation *	4,329,886	0.74%

Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	3,650,239	0.62%

Pulp Mills
800,431	Mercer International Inc. (Canada)	10,725,775	1.83%

Pumps & Pumping Equipment
218,940	Ampco-Pittsburgh Corporation	2,156,559	0.37%

Railroad Equipment
328,790	Freightcar America, Inc.	4,583,333	0.78%

Retail - Eating & Drinking Places
510,560	Cannae Holdings, Inc. *	10,548,170	1.80%

Retail - Miscellaneous Retail
56,090	FirstCash, Inc.	4,863,003	0.83%

Rolling Drawing & Extruding of Nonferrous Metals
274,740	Global Brass and Copper Holdings, Inc.	8,242,200
90,240	Kaiser Aluminum Corporation	8,892,250
		17,134,450	2.93%

Sanitary Services
505,120	Heritage-Crystal Clean, Inc. *	10,683,288	1.82%

Savings Institution, Federally Chartered
167,339	OceanFirst Financial Corp.	4,514,806	0.77%

Semiconductors & Related Devices
891,555	Amkor Technology, Inc. *	7,382,075	1.26%

Services - Equipment Rental & Leasing, NEC
190,020	McGrath RentCorp	11,197,879	1.91%

Services - Help Supply Services
165,890	Kelly Services, Inc. - Class A	4,853,941	0.83%

Services - Home Health Care Services
183,612	Addus HomeCare Corporation *	9,639,630	1.65%

Services - Miscellaneous Amusement & Recreation
464,550	SeaWorld Entertainment, Inc. *	7,010,060	1.20%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
100,010	Stepan Company	7,032,703	1.20%

State Commercial Banks
207,750	Bryn Mawr Bank Corp.	9,265,650
143,900	Great Southern Bancorp, Inc.	7,605,115
179,699	Heartland Financial USA, Inc.	9,640,851
198,275	Lakeland Financial Corporation	9,422,028
266,247	Southside Bancshares, Inc.	9,273,383
211,790	Stock Yards Bancorp, Inc.	7,931,536
216,490	TriCo Bancshares	8,090,231
		61,228,794	10.46%

Textile Mill Products
319,228	Unifi, Inc. *	9,452,341	1.61%

Truck & Bus Bodies
166,031	Miller Industries, Inc.	4,109,267	0.70%

Truck Trailers
399,930	Wabash National Corporation	8,022,596	1.37%

Water Supply
102,569	SJW Corp.	6,200,296	1.06%

Wholesale - Beer, Wine & Distilled Alcoholic Beverages
119,680	MGP Ingredients, Inc.	11,464,147	1.96%

Wholesale - Durable Goods
315,000	School Specialty, Inc. *	5,339,250	0.91%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	2,376,864	0.41%

Wholesale - Farm Product Raw Materials
237,550	The Andersons, Inc.	7,756,008	1.32%

Wood Household Furniture, (No Upholstered)
146,290	Bassett Furniture Industries Inc.	4,249,725	0.73%

Total for Common Stocks (Cost $428,514,598)		563,744,981	96.25%

MONEY MARKET FUNDS
18,418,861	Fidelity Investments Money Market Government Portfolio -
	Class I 1.58% **	18,418,861	3.14%
(Cost $18,418,861)

Total Investment Securities		582,163,842	99.39%
	(Cost $446,933,459)

Other Assets in Excess of Liabilities		3,581,950	0.61%

Net Assets		$ 585,745,792	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2018.

See accompanying notes to Schedules of Investments.

Walthausen Select Value Fund
		Schedule of Investments
	April 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
64,490	Triumph Group, Inc.	$ 1,525,189	2.14%

Arrangement of Transportation of Freight & Cargo
43,480	Hub Group, Inc. - Class A *	1,910,946	2.68%

Books: Publishing or Publishing & Printing
32,020	John Wiley & Sons, Inc. - Class A	2,111,719	2.97%

Calculating & Accounting Machines (No Electronic Computers)
31,870	NCR Corporation *	980,640	1.38%

Computer Communications Equipment
36,050	Electronics for Imaging, Inc. *	998,585	1.40%

Converted Paper & Paperboard Products (No Containers/Boxes)
15,910	Avery Dennison Corp.	1,667,527	2.34%

Crude Petroleum & Natural Gas
166,000	Callon Petroleum Company *	2,309,060
34,020	Energen Corporation *	2,226,269
22,520	Whiting Petroleum Corporation *	919,266
		5,454,595	7.66%

Cutlery, Handtools & General Hardware
33,230	Simpson Manufacturing Co., Inc.	1,817,016	2.55%

Deep Sea Foreign Transportation of Freight
26,720	SEACOR Holdings Inc. *	1,465,325	2.06%

Electrical Work
25,980	EMCOR Group, Inc.	1,911,868	2.68%

Electronic Components & Accessories
95,280	Vishay Intertechnology Inc.	1,681,692	2.36%

Fats & Oils
105,270	Darling Ingredients Inc. *	1,804,328	2.53%

Fire, Marine & Casualty Insurance
17,220	American Financial Group	1,949,648
32,360	AMERISAFE, Inc.	1,918,948
		3,868,596	5.44%

Industrial Organic Chemicals
13,330	Westlake Chemical Corporation	1,425,910	2.00%

Heavy Construction Other Than Building Const - Contractors
13,190	Granite Construction Incorporated	690,892	0.97%

Life Insurance
19,920	Primerica, Inc.	1,927,260	2.71%

Miscellaneous Industrial & Commercial Machinery & Equipment
21,670	Moog Inc. - Class A *	1,776,290	2.49%

Miscellaneous Products of Petroleum & Coal
79,180	Valvoline Inc.	1,605,770	2.25%

Motor Homes
44,890	Winnebago Industries, Inc.	1,701,331	2.39%

Office Furniture (No Wood)
125,510	Steelcase Inc. - Class A	1,663,007	2.34%

Oil & Gas Field Machinery Equipment
12,760	Oil States International, Inc.	458,722	0.64%

Operative Builders
58,686	M.D.C. Holdings, Inc.	1,702,481	2.39%

Plastics Products, NEC
20,490	AptarGroup, Inc.	1,915,815	2.69%

Pumps & Pumping Equipment
34,850	ITT Inc.	1,703,817	2.39%

Radio & TV Broadcasting & Communications Equipment
41,550	Loral Space & Communications Inc. *	1,614,217	2.27%

Rolling Drawing & Extruding of Nonferrous Metals
60,040	Mueller Industries, Inc.	1,631,887	2.29%

Semiconductors & Related Devices
187,220	Amkor Technology, Inc. *	1,550,182	2.18%

Services - Equipment Rental & Leasing, NEC
23,163	McGrath RentCorp	1,364,996	1.92%

Services - Hospitals
36,880	Encompass Health Corporation	2,243,042	3.15%

Services - Miscellaneous Amusement & Recreation
127,980	SeaWorld Entertainment, Inc. *	1,931,218	2.71%

Special Industry Machinery, NEC
102,620	Milacron Holdings Corp. *	1,850,239	2.60%

State Commercial Banks
22,240	Bank of Hawaii Corporation	1,872,830
33,361	Commerce Bancshares, Inc.	2,119,091
82,130	CVB Financial Corp.	1,819,180
		5,811,101	8.17%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
36,200	Commercial Metals Company	760,562	1.07%

Tires & Inner Tubes
56,050	The Goodyear Tire & Rubber Company	1,407,415	1.98%

Transportation Services
27,430	GATX Corporation	1,789,533	2.51%

Water Supply
35,320	American States Water Company	1,968,030	2.76%

Wholesale - Groceries and General Line
34,690	United Natural Foods, Inc. *	1,561,744	2.19%

Total for Common Stocks (Cost $56,556,540)		69,253,487	97.25%

MONEY MARKET FUNDS
2,052,832	Fidelity Investments Money Market Government Portfolio -
	Class I 1.58% **	2,052,832	2.88%
(Cost $2,052,832)

Total Investment Securities		71,306,319	100.13%
	(Cost $58,609,372)

Liabilities in Excess of Other Assets		(93,217)	-0.13%

Net Assets		$ 71,213,102	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2018.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$446,933,459	$58,609,372
Gross Unrealized Appreciation	$157,453,589	$14,988,851
Gross Unrealized Depreciation	($22,223,206)	($2,291,904)
Net Unrealized Appreciation
(Depreciation) on Investments	$135,230,383	$12,696,947

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The financial statements are prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including MLPs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2018:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$563,744,981	$0	$0	$563,744,981
Money Market Funds	18,418,861	0	0	18,418,861
Total	$582,163,842	$0	$0	$582,163,842

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 69,253,487	$0	$0	$ 69,253,487
Money Market Funds	2,052,832	0	0	2,052,832
Total	$ 71,306,319	$0	$0	$ 71,306,319

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three-month period ended April 30, 2018. There were no transfers into or out of the levels during the three-month period ended April 30, 2018. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2018.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:         June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:         June 18, 2018

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:         June 18, 2018